Commitments and Contingencies Level 4 (Details) - Environmental Liabilities (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 sites	Dec. 31, 2013 sites
Accrued Environmental Loss Contingencies, Current	$ 12	$ 14
Environmental Institution of Parana IAP [Member]
Liability	14
Geismar, LA [Member]
Discount rate assumed to record at present value	3.00%
Undiscounted Liability Expected to be Paid	23 years
Geismar, LA Site Contingency, Accrual, Undiscounted Amount	18
Accrual for Environmental Loss Contingencies, Undiscounted, Due Ratably over the Next Five Years	6
Currently-Owned [Member]
Accrual for Environmental Loss Contingencies, Undiscounted, Due Ratably over the Next Five Years	5
Formerly-Owned - Remediation [Member]
Liability	30	8
Range of Reasonably Possible Costs - Low	28
Range of Reasonably Possible Costs - High	40
Number of Sites	12	11
Superfund and Offsite Landfills - allocated share: Equal to or Greater than 1% [Member]
Liability	7	8
Range of Reasonably Possible Costs - Low	5
Range of Reasonably Possible Costs - High	13
Number of Sites	11	12
Superfund and Offsite Landfills - Less than 1% [Member]
Liability	0	1
Range of Reasonably Possible Costs - Low	0
Range of Reasonably Possible Costs - High	1
Number of Sites	17	16
Geismar, LA [Member]
Liability	15	16
Range of Reasonably Possible Costs - Low	9
Range of Reasonably Possible Costs - High	22
Number of Sites	1	1
Formerly-Owned - Monitoring Only [Member]
Liability	1	1
Range of Reasonably Possible Costs - Low	0
Range of Reasonably Possible Costs - High	1
Number of Sites	4	4
Currently-Owned [Member]
Liability	9	8
Range of Reasonably Possible Costs - Low	7
Range of Reasonably Possible Costs - High	$ 19
Number of Sites	13	12